First Trust Dorsey Wright DALI 1 ETF (DALI)
Portfolio of Investments
September 30, 2024 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 99.9%
	Capital Markets (a) — 99.9%
203,070	First Trust Consumer Discretionary AlphaDEX® Fund	$12,852,300
63,733	First Trust Dow Jones Internet Index Fund (b)	13,500,561
183,308	First Trust Industrials/Producer Durables AlphaDEX® Fund	13,887,414
144,942	First Trust Large Cap Growth AlphaDEX® Fund	19,051,177
150,577	First Trust Nasdaq Semiconductor ETF	14,045,823
71,003	First Trust NASDAQ-100- Technology Sector Index Fund	13,583,584
252,433	First Trust Small Cap Growth AlphaDEX® Fund	18,773,442
	Total Exchange-Traded Funds	105,694,301
	(Cost $90,527,829)
MONEY MARKET FUNDS — 0.1%
142,162	Dreyfus Government Cash Management Fund, Institutional Shares - 4.80% (c)	142,162
	(Cost $142,162)

	Total Investments — 100.0%	105,836,463
	(Cost $90,669,991)
	Net Other Assets and Liabilities — (0.0)%	(24,854)
	Net Assets — 100.0%	$105,811,609

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of September 30, 2024.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows:

	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 105,694,301	$ 105,694,301	$ —	$ —
Money Market Funds	142,162	142,162	—	—
Total Investments	$105,836,463	$105,836,463	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright DALI 1 ETF (DALI)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at September 30, 2024, and for the fiscal year-to-date period (January 1, 2024 to September 30, 2024) are as follows:

Security Name	Shares at 9/30/2024	Value at 12/31/2023	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 9/30/2024	Dividend Income
First Trust Consumer Discretionary AlphaDEX® Fund	203,070	$—	$15,117,857	$(3,753,560)	$1,287,638	$200,365	$12,852,300	$79,948
First Trust Dow Jones Internet Index Fund	63,733	—	15,688,147	(3,929,231)	1,501,241	240,404	13,500,561	—
First Trust Global Tactical Commodity Strategy Fund	—	115,298,964	—	(115,143,899)	8,118,198	(8,273,263)	—	—
First Trust Industrials/Producer Durables AlphaDEX® Fund	183,308	—	15,257,880	(3,868,470)	2,211,690	286,314	13,887,414	69,702
First Trust Large Cap Growth AlphaDEX® Fund	144,942	—	20,639,327	(5,282,608)	3,231,258	463,200	19,051,177	25,898
First Trust Nasdaq Semiconductor ETF	150,577	—	15,447,085	(4,142,205)	2,230,110	510,833	14,045,823	48,089
First Trust NASDAQ- 100-Technology Sector Index Fund	71,003	—	16,222,113	(4,104,465)	1,176,809	289,127	13,583,584	3,187
First Trust Small Cap Growth AlphaDEX® Fund	252,433	—	20,707,078	(5,889,642)	3,527,727	428,279	18,773,442	105,984
		$115,298,964	$119,079,487	$(146,114,080)	$23,284,671	$(5,854,741)	$105,694,301	$332,808

First Trust Dorsey Wright DALI 1 ETF (DALI)
Additional Information
September 30, 2024 (Unaudited)
Licensing Information
Nasdaq® and Nasdaq Dorsey Wright DALI 1TM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.